Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Revenue
Construction materials	$ 355,666	$ 361,843	$ 346,328
Heavy/highway construction	240,904	262,714	300,658
Traffic safety services and equipment	73,258	71,008	68,812
Other revenues	7,262	10,369	9,601
Total revenue	677,090	705,934	725,399
Cost of revenue (exclusive of items shown separately below)
Construction materials	259,972	258,836	244,315
Heavy/highway construction	232,953	255,303	281,077
Traffic safety services and equipment	60,044	55,840	50,026
Other expenses	4,534	5,507	3,193
Total cost of revenue	557,503	575,486	578,611
Depreciation, depletion and amortization	50,942	51,674	45,917
Intangible asset impairment	4,704	1,100
Pension and profit sharing	8,325	7,622	8,907
Selling, administrative and general expenses	77,138	64,511	61,547
Loss (gain) on disposals of property, equipment and software	323	808	(600)
Operating (loss) income	(21,845)	4,733	31,017
Interest income	140	343	318
Interest expense	(75,987)	(46,902)	(41,586)
Loss before income taxes	(97,692)	(41,826)	(10,251)
Income tax benefit	(41,558)	(16,397)	(4,478)
Net loss	(56,134)	(25,429)	(5,773)
Unrealized actuarial (losses) gains and amortization of prior service costs, net of income taxes	(241)	(778)	173
Comprehensive loss	(56,375)	(26,207)	(5,600)
Less: Comprehensive income attributable to noncontrolling interest	(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	$ (57,759)	$ (27,027)	$ (6,795)